PROSHARES TRUST

Supplement dated December 19, 2022

to the Funds’ Statement of Additional Information dated October 1, 2022

(as supplemented or amended)

The section titled “Purchase and Redemption of Shares” is replaced in its entirety with the following:

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares only in aggregations of Creation Units. The Creation Unit size and the value of a Creation Unit at inception for each Fund is set forth below.

Fund Name	Creation Unit Size	Value of Creation Unit at inception
Big Data Refiners ETF	25,000	$1,000,000
Decline of the Retail Store ETF	25,000	$10,000,000
DJ Brookfield Global Infrastructure ETF	10,000	$2,000,000
Equities for Rising Rates ETF	10,000	$1,000,000
Global Listed Private Equity ETF	10,000	$2,000,000
Hedge Replication ETF	10,000	$2,000,000
High Yield—Interest Rate Hedged	25,000	$4,000,000
Inflation Expectations ETF	10,000	$2,000,000
Investment Grade—Interest Rate Hedged	25,000	$4,000,000
K-1 Free Crude Oil Strategy ETF	25,000	$1,000,000
Large Cap Core Plus	10,000	$2,000,000
Long Online/Short Stores ETF	10,000	$10,000,000
Merger ETF	25,000	$2,000,000
Metaverse ETF	10,000	$400,000
MSCI EAFE Dividend Growers ETF	10,000	$2,000,000
MSCI Emerging Markets Dividend Growers ETF	10,000	$1,000,000
MSCI Europe Dividend Growers ETF	10,000	$4,000,000
MSCI Transformational Changes ETF	25,000	$1,000,000
Nanotechnology ETF	25,000	$1,000,000
Nasdaq-100 Dorsey Wright Momentum ETF	10,000	$400,000
On-Demand ETF	25,000	$1,000,000
Online Retail ETF	10,000	$1,000,000
Pet Care ETF	25,000	$1,000,000
Russell 2000 Dividend Growers ETF	10,000	$1,000,000
Russell U.S. Dividend Growers ETF	10,000	$5,250,000
S&P 500® Bond ETF	25,000	$2,000,000
S&P 500® Dividend Aristocrats ETF	50,000	$2,000,000
S&P 500® Ex-Energy ETF	10,000	$4,000,000
S&P 500® Ex-Financials ETF	10,000	$4,000,000
S&P 500® Ex-Health Care ETF	10,000	$4,000,000
S&P 500® Ex-Technology ETF	10,000	$4,000,000
S&P Kensho Cleantech ETF	25,000	$1,000,000
S&P Kensho Smart Factories ETF	25,000	$1,000,000
S&P MidCap 400 Dividend Aristocrats ETF	10,000	$1,000,000
S&P Technology Dividend Aristocrats ETF	10,000	$5,250,000
Short 7-10 Year Treasury	25,000	$1,000,000
Short 20+ Year Treasury	50,000	$2,500,000
Short Dow30SM	50,000	$5,250,000
Short Financials	50,000	$5,250,000
Short FTSE China 50	50,000	$2,500,000
Short High Yield	50,000	$4,000,000
Short MidCap400	25,000	$5,250,000
Short MSCI EAFE	50,000	$5,250,000
Short MSCI Emerging Markets	50,000	$5,250,000
Short QQQ®	50,000	$5,250,000
Short Real Estate	50,000	$2,500,000
Short Russell2000	50,000	$5,250,000
Short S&P500®	25,000	$5,250,000
Short SmallCap600	25,000	$5,250,000
Smart Materials ETF	25,000	$1,000,000
Supply Chain Logistics ETF	25,000	$1,000,000
Ultra 7-10 Year Treasury	10,000	$3,500,000
Ultra 20+ Year Treasury	25,000	$3,500,000
Ultra Basic Materials	25,000	$5,250,000
Ultra Consumer Goods	25,000	$5,250,000
Ultra Consumer Services	10,000	$5,250,000
Ultra Dow30SM	50,000	$5,250,000
Ultra Financials	50,000	$5,250,000
Ultra FTSE China 50	10,000	$3,000,000
Ultra FTSE Europe	10,000	$1,500,000
Ultra Health Care	25,000	$5,250,000
Ultra High Yield	10,000	$2,000,000
Ultra Industrials	10,000	$5,250,000
Ultra MidCap400	50,000	$5,250,000
Ultra MSCI Brazil Capped	10,000	$1,500,000
Ultra MSCI EAFE	10,000	$3,000,000
Ultra MSCI Emerging Markets	25,000	$3,000,000
Ultra MSCI Japan	10,000	$3,000,000
Ultra Nasdaq Biotechnology	50,000	$3,000,000
Ultra Nasdaq Cloud Computing	25,000	$1,000.000
Ultra Nasdaq Cybersecurity	10,000	$1,000,000
Ultra Oil & Gas	50,000	$5,250,000
Ultra QQQ®	50,000	$5,250,000
Ultra Real Estate	25,000	$5,250,000
Ultra Russell2000	50,000	$5,250,000
Ultra S&P500®	50,000	$5,250,000
Ultra Semiconductors	25,000	$5,250,000
Ultra SmallCap600	10,000	$5,250,000
Ultra Technology	25,000	$5,250,000
Ultra Telecommunications	10,000	$5,250,000
Ultra Utilities	10,000	$5,250,000
UltraPro Dow30SM	50,000	$4,000,000
UltraPro MidCap400	25,000	$4,000,000
UltraPro QQQ®	50,000	$4,000,000
UltraPro Russell2000	50,000	$4,000,000
UltraPro S&P500®	50,000	$4,000,000
UltraPro Short 20+ Year Treasury	50,000	$1,250,000
UltraPro Short Dow30SM	50,000	$4,000,000
UltraPro Short MidCap400	50,000	$4,000,000
UltraPro Short QQQ®	50,000	$4,000,000
UltraPro Short Russell2000	50,000	$4,000,000
UltraPro Short S&P500®	50,000	$4,000,000
UltraShort 7-10 Year Treasury	50,000	$5,250,000
UltraShort 20+ Year Treasury	50,000	$5,250,000
UltraShort Basic Materials	25,000	$5,250,000
UltraShort Consumer Goods	25,000	$5,250,000
UltraShort Consumer Services	25,000	$5,250,000
UltraShort Dow30SM	50,000	$5,250,000
UltraShort Financials	25,000	$5,250,000
UltraShort FTSE China 50	50,000	$5,250,000
UltraShort FTSE Europe	25,000	$2,000,000
UltraShort Health Care	25,000	$5,250,000
UltraShort Industrials	25,000	$5,250,000
UltraShort MidCap400	25,000	$5,250,000
UltraShort MSCI Brazil Capped	25,000	$3,000,000
UltraShort MSCI EAFE	25,000	$5,250,000
UltraShort MSCI Emerging Markets	10,000	$5,250,000
UltraShort MSCI Japan	25,000	$5,250,000
UltraShort Nasdaq Biotechnology	25,000	$3,000,000
UltraShort Oil & Gas	50,000	$5,250,000
UltraShort QQQ®	50,000	$5,250,000
UltraShort Real Estate	50,000	$5,250,000
UltraShort Russell2000	50,000	$5,250,000
UltraShort S&P500®	50,000	$5,250,000
UltraShort Semiconductors	25,000	$5,250,000
UltraShort SmallCap600	10,000	$5,250,000
UltraShort Technology	25,000	$5,250,000
UltraShort Utilities	25,000	$5,250,000

The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.